Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Balances with related parties consisting of members of the Board of Directors for borrowings and warrants were as follows. No debt is held by executive officers of the Company.

	As of
	December 31, 2016	December 31, 2015

Notes Payable to Directors and Affiliates (in thousands)(1)	$3,078	$1,748
Convertible Notes, due 2016 and 2017, interest between 0% and 8%, held by related parties (in thousands)	$906	$—
Accrued interest to related parties (in thousands)	$411	$232
Warrants held by related parties	888,802	460,695

(1)	Included within this line item are two convertible notes, issued December 22, 2016, for proceeds of $135,000, a principal amount of $135,000 and a fair value, as of December 31, 2016, of approximately $194,000.

	Year Ended
(In thousands)	December 31, 2016	December 31, 2015

Related party interest expense	$196	$154